Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,880,751
Financial assets, ending balance	2,855,948	$ 2,880,751
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,750,586	1,681,844
Assets written off	(2,617)	(2,976)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange and other	(28,632)	42,568
Financial assets, ending balance	1,753,395	1,750,586
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	(1,700)	(1,300)
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,391)	(9,125)
Net remeasurement of ECL arising from transfer of stage	595	(1,001)
Changes to risk parameters – credit quality	(2,227)	(9,199)
Changes to models used for ECL calculation	(49)	433
Assets written off	2,612	2,974
Credit-related modifications that resulted in derecognition		7
Foreign exchange and other	229	(436)
Financial assets, ending balance	(11,875)	(15,391)
ECL income statement change for the period	526	(8,822)
Recoveries	409	326
Others	(111)	(84)
Total ECL income statement change for the period	(824)	8,580
Increase (decrease) in financial assets	(3,516)
– stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,506,451	1,561,613
Transfers of financial instruments	21,107	(129,236)
Foreign exchange and other	(25,231)	32,808
Financial assets, ending balance	1,577,582	1,506,451
– stage 1 | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,331)	(1,464)
Transfers of financial instruments	(1,792)	(1,122)
Net remeasurement of ECL arising from transfer of stage	1,225	907
Changes to risk parameters – credit quality	1,111	(408)
Changes to models used for ECL calculation	(17)	134
Foreign exchange and other	26	(47)
Financial assets, ending balance	(1,557)	(2,331)
ECL income statement change for the period	2,487	297
Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	223,432	105,551
Transfers of financial instruments	(27,863)	116,783
Foreign exchange and other	(2,918)	9,123
Financial assets, ending balance	155,742	223,432
Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,403)	(2,441)
Transfers of financial instruments	2,601	1,951
Net remeasurement of ECL arising from transfer of stage	(596)	(1,158)
Changes to risk parameters – credit quality	(1,012)	(4,374)
Changes to models used for ECL calculation	(33)	294
Foreign exchange and other	45	(223)
Financial assets, ending balance	(3,326)	(5,403)
ECL income statement change for the period	(654)	(4,689)
Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,424	14,335
Transfers of financial instruments	6,756	12,453
Assets written off	(2,610)	(2,946)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange and other	(479)	633
Financial assets, ending balance	19,797	20,424
Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,544)	(5,121)
Transfers of financial instruments	(809)	(829)
Net remeasurement of ECL arising from transfer of stage	(34)	(750)
Changes to risk parameters – credit quality	(2,354)	(4,378)
Changes to models used for ECL calculation	1	5
Assets written off	2,605	2,944
Credit-related modifications that resulted in derecognition		7
Foreign exchange and other	157	(163)
Financial assets, ending balance	(6,928)	(7,544)
ECL income statement change for the period	(1,353)	(4,390)
Lifetime expected credit losses | – POCI | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	279	345
Assets written off	(7)	(30)
Foreign exchange and other	(4)	4
Financial assets, ending balance	274	279
Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(113)	(99)
Changes to risk parameters – credit quality	28	(39)
Assets written off	7	30
Foreign exchange and other	1	(3)
Financial assets, ending balance	(64)	(113)
ECL income statement change for the period	46	(40)
Wholesale | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,052,708	1,023,455
Net new and further lending/repayments	3,579	4,143
Assets written off	(1,092)	(1,567)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange and other	(20,827)	26,700
Financial assets, ending balance	1,034,243	1,052,708
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10,617)	(5,975)
Net remeasurement of ECL arising from transfer of stage	140	(869)
Net new and further lending/repayments	1,256	286
Changes to risk parameters – credit quality	(760)	(5,769)
Changes to models used for ECL calculation	(48)	440
Assets written off	1,092	1,567
Credit-related modifications that resulted in derecognition		7
Foreign exchange and other	204	(304)
Financial assets, ending balance	(8,733)	(10,617)
ECL income statement change for the period	588	(5,912)
Recoveries	54	46
Others	(102)	(59)
Total ECL income statement change for the period	(540)	5,925
Increase (decrease) in financial assets	1,884
Wholesale | – stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	841,105	925,652
Transfers of financial instruments	19,285	(113,217)
Net new and further lending/repayments	38,224	10,451
Foreign exchange and other	(16,872)	18,219
Financial assets, ending balance	881,742	841,105
Wholesale | – stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	14,393
Wholesale | – stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | North America
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	8,871
Wholesale | – stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | MENA
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	3,674
Wholesale | – stage 1 | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Asia
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments	(8,285)
Wholesale | – stage 1 | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,465)	(867)
Transfers of financial instruments	(638)	(493)
Net remeasurement of ECL arising from transfer of stage	400	476
Net new and further lending/repayments	20	(437)
Changes to risk parameters – credit quality	793	(261)
Changes to models used for ECL calculation	(15)	137
Foreign exchange and other	43	(20)
Financial assets, ending balance	(862)	(1,465)
ECL income statement change for the period	1,198	(85)
Wholesale | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	196,662	88,169
Transfers of financial instruments	(23,361)	103,413
Net new and further lending/repayments	(32,150)	(2,910)
Foreign exchange and other	(3,610)	7,990
Financial assets, ending balance	137,541	196,662
Wholesale | Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,998)	(1,103)
Transfers of financial instruments	888	770
Net remeasurement of ECL arising from transfer of stage	(233)	(603)
Net new and further lending/repayments	454	141
Changes to risk parameters – credit quality	(234)	(2,349)
Changes to models used for ECL calculation	(33)	303
Foreign exchange and other	51	(157)
Financial assets, ending balance	(2,105)	(2,998)
ECL income statement change for the period	(46)	(2,508)
Wholesale | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,662	9,289
Transfers of financial instruments	4,076	9,804
Net new and further lending/repayments	(2,501)	(3,350)
Assets written off	(1,085)	(1,537)
Credit-related modifications that resulted in derecognition	(125)	(23)
Foreign exchange and other	(341)	479
Financial assets, ending balance	14,686	14,662
Wholesale | Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,041)	(3,906)
Transfers of financial instruments	(250)	(277)
Net remeasurement of ECL arising from transfer of stage	(27)	(742)
Net new and further lending/repayments	764	583
Changes to risk parameters – credit quality	(1,347)	(3,120)
Assets written off	1,085	1,537
Credit-related modifications that resulted in derecognition		7
Foreign exchange and other	114	(123)
Financial assets, ending balance	(5,702)	(6,041)
ECL income statement change for the period	(610)	(3,279)
Wholesale | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	279	345
Net new and further lending/repayments	6	(48)
Assets written off	(7)	(30)
Foreign exchange and other	(4)	12
Financial assets, ending balance	274	279
Wholesale | Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(113)	(99)
Net new and further lending/repayments	18	(1)
Changes to risk parameters – credit quality	28	(39)
Assets written off	7	30
Foreign exchange and other	(4)	(4)
Financial assets, ending balance	(64)	(113)
ECL income statement change for the period	$ 46	$ (40)